Note 7 - Other Borrowed Funds (Details) - Other Borrowed Funds - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Other borrowed funds	$ 23,946	$ 23,946	$ 24,972
Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Other borrowed funds	20,028		21,181
Promissory Notes [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Other borrowed funds	$ 3,918		$ 3,791